Other non-current liabilities - Schedule of Other Non-Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Mar. 20, 2020	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Payables	$ 851		$ 1,139	$ 0	[1]
Deferred tax liabilities	19	$ 809	429	691	[1]
License and development services agreement	2,343		11,249	0
Deferred revenue	54		323	808
Total contract liabilities	$ 2,397		$ 11,572	$ 808	[1]

[1]	(1) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.